Merger Agreement	3 Months Ended
Mar. 31, 2021
Disclosure Text Block Supplement [Abstract]
MERGER AGREEMENT

NOTE 2 — MERGER AGREEMENT

On March 5, 2021, NewHold Investment Corp., (the “Company”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, NHIC Sub Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Evolv Technologies, Inc. dba Evolv Technology, Inc., a Delaware corporation (“Evolv”). Pursuant to the terms of the Merger Agreement, a business combination between NewHold and Evolv will be effected through the merger of Merger Sub with and into Evolv, with Evolv surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). The Board of Directors of the Company (the “Board”) has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of The Company.

Evolv is engaged in the business of providing artificial intelligence touchless security screening. Evolv is based in Waltham, Massachusetts.

More complete information about the Merger Agreement and related Support Agreement, Amended and Restated Insider Letter Agreement, form of Subscription Agreement and Stockholder Agreement are filed with the Current Report on Form 8-K filed on March 8, 2021.